United States
SECURITIES AND EXCHANGE COMMISSION
WASHIGNTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended: September 30, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this report:
		Name:			River and Mercantile Asset Management LLP
		Address:		30 Coleman Street
					London
					England
					EC2R 5AL
		13F File Number:	028-13893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:
Name:			Julian Cripps
Title: 			Chief Operating Officer
Phone:			+44 (0)207 601 6262

Signature,		Place,			Date of Signing
Julian Cripps		London, England		October 25, 2010


Report Type (Check only one):
				[X]	13F HOLDINGS REPORT
				[ ]	13F NOTICE
				[ ]	13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:NONE
Form 13F Information Table Entry Total: 54
Form 13F Information Table Value Total: $196,874

List of Other Included Managers: NONE
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	FORM 13F INFORMATION TABLE

Name of Issuer				Title of Class	CUSIP		Value		SHRS	Investment 	Other Manager	Voting
									(X$1000)		Discretion			Authority
ACI WORLDWIDE INC			COM		004498101	67		3000	SOLE				SOLE
AFFYMETRIX INC				COM		00826T108	3995		87900	SOLE				SOLE
ALTRIA GROUP INC			COM		02209S103	107		4480	SOLE				SOLE
APOLLO GROUP INC			CL A		037604105	75		1478	SOLE				SOLE
APPLE INC				COM		037833100	56		200	SOLE				SOLE
ARIBA INC				COM NEW		04033V203	10101		534636	SOLE				SOLE
BANK OF AMERICA CORP			COM		060505104	753		57500	SOLE				SOLE
BAXTER INTERNATIONAL INC		COM		071813109	84		1778	SOLE				SOLE
BEST BUY CO INC				COM		086516101	62		1526	SOLE				SOLE
BLACKROCK KELSO CAPITAL CORP		COM		092533108	70		6141	SOLE				SOLE
BUNGE LIMITED COM			COM		G16962105	8770		148163	SOLE				SOLE
CAREER EDUCATION CORP			COM		141665109	3898		181600	SOLE				SOLE
CH ROBINSON WORLDWIDE INC		COM NEW		12541W209	5069		72514	SOLE				SOLE
CISCO SYSTEMS INC			COM		17275R102	9453		431557	SOLE				SOLE
CITIGROUP INC				COM		172967101	1012		259200	SOLE				SOLE
CNINSURE INC ADR              		SPONSORED ADR	18976M103	571		24500	SOLE				SOLE
CONOCOPHILLIPS				COM		20825C104	9891		172219	SOLE				SOLE
DENBURY RESOURCES INC			COM NEW		247916208	47		3000	SOLE				SOLE
DR HORTON INC				COM		23331A109	616		55400	SOLE				SOLE
EBAY INC				COM		278642103	558		22900	SOLE				SOLE
EXELON CORP				COM		30161N101	8428		197993	SOLE				SOLE
FIDELITY NATIONAL FINANCIAL IN		CL A		31620R105	575		36600	SOLE				SOLE
FLUOR CORP				COM		343412102	7539		152122	SOLE				SOLE
FOREST OIL CORP				COM PAR $0.01	346091705	9882		332635	SOLE				SOLE
FRONTIER COMMUNICATIONS CORP		COM		35906A108	10050		1230923	SOLE				SOLE
GENERAL ELECTRIC CO			COM		369604103	368		22700	SOLE				SOLE
GENZYME CORP				COM		372917104	9270		130918	SOLE				SOLE
HEWLETT-PACKARD CO			COM		428236103	9987		237364	SOLE				SOLE
INTEL CORP				COM		458140100	74		3894	SOLE				SOLE
INTERPUBLIC GROUP OF COS INC/T		COM		460690100	10326		1029000	SOLE				SOLE
KEYCORP					COM		493267108	9538		1199839	SOLE				SOLE
KRAFT FOODS INC				CL A		50075N104	37		1200	SOLE				SOLE
MCDONALD'S CORP				COM		580135101	29		400	SOLE				SOLE
MILLICOM INTL CELLULAR SA     		SHS NEW	SHS NEW	L6388F110	9722		101272	SOLE				SOLE
MOODY'S CORP				COM		615369105	349		14000	SOLE				SOLE
NATIONAL OILWELL VARCO INC		COM		637071101	10608		238520	SOLE				SOLE
NVIDIA CORP				COM		67066G104	350		30000	SOLE				SOLE
PAMPA ENERGIA SA			SPONS ADR LVL I	697660207	34		3050	SOLE				SOLE
PFIZER INC				COM		717081103	9943		578973	SOLE				SOLE
PHILIP MORRIS INTERNATIONAL IN		COM		718172109	10336		184500	SOLE				SOLE
REGIONS FINANCIAL CORP			COM		7591EP100	418		57500	SOLE				SOLE
RF MICRO DEVICES INC			COM		749941100	462		75200	SOLE				SOLE
SINA CORPORATION			NOTE 7/1	82922RAB9	291		5750	SOLE				SOLE
SOHU.COM INC				COM		83408W103	345		6000	SOLE				SOLE
SPRINT NEXTEL CORP			COM SER 1	852061100	8267		1787500	SOLE				SOLE
SYMANTEC CORP				COM		871503108	287		19000	SOLE				SOLE
TELE NORTE LESTE PARTICIPACOESADR	SPON ADR PFD	879246106	99		7039	SOLE				SOLE
TIFFANY & CO				COM		886547108	363		7750	SOLE				SOLE
TIME WARNER CABLE INC			COM		88732J207	8686		160860	SOLE				SOLE
UNITEDHEALTH GROUP INC			COM		91324P102	435		12400	SOLE				SOLE
WELLS FARGO & CO			COM		949746101	47		1900	SOLE				SOLE
WILLIS GROUP HOLDINGS PUBLIC  		SHS		G96666105	7337		237754	SOLE				SOLE
XILINX INC				COM		983919101	239		9000	SOLE				SOLE
YAHOO! INC				COM		984332106	489		34500	SOLE				SOLE

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